Income taxes - Significant components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Current income tax expense in respect of current year	$ (20,063)	$ (24,028)	$ (52,124)
Prior period adjustments	76	(121)	(112)
Current income tax expense	(19,987)	(24,149)	(52,236)
Origination and reversal of temporary differences	(1,931)	(1,529)	(2,136)
Recognition/Derecognition of previously (un)recognised deferred tax assets	60	(137)	4,401
Change in tax regulations	(34)	4	0
Prior period adjustments	(264)	(169)	110
Deferred tax income/(expense)	(2,169)	(1,831)	2,375
Income tax	$ (22,157)	$ (25,980)	$ (49,861)